Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

27. Subsequent Events

The Group has performed an evaluation of subsequent events through the date of this report, which is the date the consolidated financial statements were issued, with no material events or transactions needing recognition or disclosure found.